UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:        September 30, 2012
                                                     ----------------------

Check here if Amendment [ ];                  Amendment Number:
                                                                  ------------

This Amendment (Check only one.):   [ ] is a restatement.
                                    [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:       Caldwell & Orkin, Inc.
          ----------------------------------------------------------
Address:    5185 Peachtree Parkway
          ----------------------------------------------------------
            Suite 370
          ----------------------------------------------------------
            Norcross, Georgia  30092-6541
          ----------------------------------------------------------

Form 13F File Number:   28-     2699
                            ----------------------------------------

         The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

          Name:     Michael B. Orkin
                  ----------------------------------------------------------
          Title:    CEO
                  ----------------------------------------------------------
          Phone:    (678)  533-7850
                  ----------------------------------------------------------

Signature, Place, and Date of Signing:

       /s/ Michael B. Orkin      Norcross, Georgia        November 13, 2012
      ---------------------     -------------------      -------------------
         [Signature]               [City, State]                [Date]

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report).

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s)).

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s)).

List of Other Managers Reporting for this Manager:

         NONE

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                              Form 13F SUMMARY PAGE

Report Summary:


Number of Other Included Managers:             1
                                             ----------------------------

Form 13F Information Table Entry Total:        67
                                             ----------------------------

Form 13F Information Table Value Total:      $ 248,565
                                             ----------------------------
                                                      (thousands)


List of Other Included Managers:

         Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

[If there are no entries in this list, state "NONE" and omit the column headings and list entries.]

         No.            Form 13F file Number        Name

          1             28-     3468                C & O Funds Advisor, Inc.
         ---               -----------------        ----------------------------










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Caldwell & Orkin, Inc.
FORM 13F

          September 30, 2012


                                                      FORM 13F INFORMATION TABLE

                                                                                               Voting Authority
                                                                                               ----------------
                                Title
                                 of                 Value    Shares/     Sh/   Put/   Invstmt    Other
      Name of Issuer            Class    CUSIP     (x$1000)  Prn Amt     Prn   Call   Dscretn    Managers    Sole    Shared    None
      --------------            -----    -----     --------  -------     ---   ----   -------    --------    ----    ------    ----
ALLOT COMMUNICATIONS LTD       COM      m0854q105        563     20,200  SH            Sole                       20,200

AFC ENTERPRISES                COM     00104q107         379     15,400  SH            Sole                       15,400
AGNICO-EAGLE MINES             COM     008474108       8,047    155,100  SH            Sole                      155,100
ALTISOURCE PTFL SOLNS          COM     l0175j104       3,114     36,100  SH            Sole                       36,100
AMERICAN ELECTRIC POWER        COM     025537101       5,681    129,300  SH            Sole                      129,300
AMERICAN WOODMARK CORP.        COM     030506109       1,168     58,500  SH            Sole                       58,500
APPLE COMPUTER INC COM         COM     037833100       6,435      9,646  SH            Sole                        9,646
BEAZER HOMES USA INC.          COM     07556q105       3,483    981,000  SH            Sole                      981,000
BLACKROCK GROUP LP             COM     09253u108       1,799    126,000  SH            Sole                      126,000
CHICO'S FAS, INC.              COM     168615102       1,163     64,200  SH            Sole                       64,200
CISCO SYS INC COM              COM     17275R102       1,266     66,300  SH            Sole                       66,300
CMS ENERGY CORP.               COM     125896100       8,900    377,900  SH            Sole                      377,900
COCA COLA CO COM               COM     191216100       1,494     39,390  SH            Sole                       39,390
COLONY FINANCIAL, INC.         COM     19624r106         380     19,500  SH            Sole                       19,500
COSTCO WHOLESALE CORP          COM     22160k105         341      3,400  SH            Sole                        3,400
DISCOVERY COMMUNICATIONS       COM     25470f104         763     12,800  SH            Sole                       12,800
EATON CORP                     COM     278058102       5,269    111,475  SH            Sole                      111,475
EBAY, INC.                     COM     278642103       3,860     79,800  SH            Sole                       79,800
EMC CORPORATION                COM     268648102       4,531    166,150  SH            Sole                      166,150
ENBRIDGE INC.                  COM     29250n105      10,747    275,345  SH            Sole                      275,345
ENSCO PLC- SPON ADR            COM     g3157s106       1,746     32,000  SH            Sole                       32,000
FORTUNE BRANDS HOME &
   SECURITY                    COM     34964c106       9,433    349,250  SH            Sole                      349,250
GAP, INC.                      COM     364760108       2,268     63,400  SH            Sole                       63,400
GREENLIGHT CAPITAL RE LTD-A    COM     g4095j109       8,774    354,490  SH            Sole                      354,490
HEADWATERS INC.                COM     42210p102         248     37,700  SH            Sole                       37,700
HECKMANN CORP.                 COM     422680108         603    143,600  SH            Sole                      143,600
HOME DEPOT INC.                COM     437076102      12,058    199,735  SH            Sole                      199,735
JOHNSON & JOHNSON              COM     478160104       4,086     59,300  SH            Sole                       59,300
KINDER MORGAN, INC.            COM     49456b101      10,703    301,325  SH            Sole                      301,325
LENNAR CORP.                   COM     526057104       7,516    216,175  SH            Sole                      216,175
LIMITED BRANDS INC.            COM     532716107       3,773     76,600  SH            Sole                       76,600
LIONS GATE ENTERTAINMENT       COM     535919203       1,958    128,200  SH            Sole                      128,200
LSI LOGIC CORP                 COM     502161102         283     41,000  SH            Sole                       41,000
LUMBER LIQUIDATORS             COM     55003t107       3,233     63,800  SH            Sole                       63,800
M/I HOME INC.                  COM     55305b101       4,293    222,000  SH            Sole                      222,000
MARKET VECTORS GOLD MINERS     COM     57060u100       3,748     69,800  SH            Sole                       69,800
MERITAGE HOMES CORP.           COM     59001a102       2,487     65,400  SH            Sole                       65,400
MOHAWK INDUSTRIES              COM     608190104       3,425     42,800  SH            Sole                       42,800
NATIONAL GRID PLC-ADR          COM     636274300       1,403     25,350  SH            Sole                       25,350
NCR CORPORATION                COM     62886e108         622     26,700  SH            Sole                       26,700
PENNYMAC MORTGAGE INVEST.      COM     70931t103       2,475    105,900  SH            Sole                      105,900
PLAINS ALL AMER PIPELINE L.P.  COM     726503105       9,631    109,200  SH            Sole                      109,200
PULTE CORP.                    COM     745867101       7,422    478,850  SH            Sole                      478,850
QUALCOMM INC.                  COM     747525103       7,331    117,350  SH            Sole                      117,350
SHERWIN-WILLIAMS CO.           COM     824348106       8,960     60,170  SH            Sole                       60,170
SKECHERS USA                   COM     830566105       4,007    196,400  SH            Sole                      196,400
SOUTHWESTERN ENERGY CO.        COM     845467109       3,600    103,500  SH            Sole                      103,500
SPDR GOLD TRUST                COM     78463v107      10,210     59,400  SH            Sole                       59,400
SPRINT NEXTEL CORP.            COM     852061100       2,341    424,100  SH            Sole                      424,100
SPROTT PHYSICAL GOLD TRUST     COM     85207H104       1,751    115,200  SH            Sole                      115,200
STANDARD PACIFIC               COM     85375c101       7,990  1,181,900  SH            Sole                    1,181,900
TILLY'S INC.                   COM     886885102         764     41,700  SH            Sole                       41,700
TOLL BROTHERS INC.             COM     889478103       5,191    156,200  SH            Sole                      156,200
UNITED HEALTHCARE CORP         COM     91324p102       6,932    125,105  SH            Sole                      125,105
URBAN OUTFITTERS, INC.         COM     917047102       4,897    130,375  SH            Sole                      130,375
VERIZON COMMUNICATIONS         COM     92343v104       1,570     34,450  SH            Sole                       34,450
WALT DISNEY                    COM     254687106       5,550    106,150  SH            Sole                      106,150
WHOLE FOODS MARKET, INC.       COM     966837106       2,226     22,855  SH            Sole                       22,855
WISCONSIN ENERGY CORP.         COM     976657106         266      7,060  SH            Sole                        7,060
DECK PUTS 12/22/2012 45        PUT     deck 1212       1,340      1,327  SH      PUT   Sole                        1,327
GMCR PUTS 12/22/2012 30        PUT     gmcr 1212         426        553  SH      PUT   Sole                          553
GRMN PUTS 1/19/2013 42         PUT     grmn 1201         206        690  SH      PUT   Sole                          690
MNST PUTS 12/22/2012 60        PUT     mnst 1212         371        458  SH      PUT   Sole                          458
FBHS CALLS 12/22/2012 22.50    CALL    fbhs 1212         250        500  SH      CALL  Sole                          500
LEN CALLS 2/16/2013 35         CALL    len 13021         257        746  SH      CALL  Sole                          746
SPF CALLS 12/22/2012 5         CALL    spf 12122         418      2,258  SH      CALL  Sole                        2,258
SWN CALLS 12/22/2012 32        CALL    swn 12122         470      1,139  SH      CALL  Sole                        1,139
UNH CALLS 12/22/2012 55        CALL    unh 12122         234        850  SH      CALL  Sole                          850



REPORT SUMMARY      67 DATA RECORDS       248,565   1 OTHER MANAGERS ON WHOSE BEHALF REPORT IS FILED


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